Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components of accumulated other comprehensive earnings/(loss)
Accumulated translation, net of tax	$ 1,219	$ (90)
Unrealized loss on cash flow hedges, net of tax	(980)
Unrecognized amounts relating to benefit plans, net of tax:
Net loss	(120,164)	(114,010)
Prior service costs	(679)	(1,046)
Accumulated other comprehensive loss	$ (120,604)	$ (115,146)